Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 4,314,665	$ 661,251	¥ 3,366,657
Less: accumulated depreciation	(2,357,875)	(361,360)	(1,645,683)
Property and equipment, net	1,956,790	299,891	1,720,974
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,164,384	638,219	3,233,327
Office Equipment and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,759	1,496	1,444
Data Center Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	135,068	20,700	131,037
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 5,454	$ 836	¥ 849